Share-Based Compensation - Equity settled share based payment arrangements (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based compensation by share based award weighted average exercise price of options at the date of exercise	$ 10.83	$ 10.42